United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/17

Date of Reporting Period: 06/30/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
June 30, 2017
Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2017, was 7.31%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund's broad-based securities market index, was 7.49% during the same period. The 7.31% total return for the reporting period consisted of 5.09% of taxable dividends and reinvestments and 2.22% change in the net asset value of the shares. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of any index.
MARKET OVERVIEW
The reporting period was characterized by a rebound in investor confidence and attractive total returns generated by the U.S. equity and leveraged finance markets. The healthy performance of the leveraged loan market was driven by a number of factors including favorable macroeconomic conditions. The U.S. economy continued to churn at a modest growth clip during the reporting period buoyed by healthy employment data, tame inflation and rising consumer confidence. While the Federal Reserve System (the “Fed”) raised the federal funds target rate by 25 basis points on three separate occasions during the reporting period, overall monetary conditions in the U.S. and other developed regions remained accommodative of the stimulative influence of low interest rates in most regions. In addition, crude oil prices stabilized in a tighter range following a sharp two-year decline which shored up investor confidence in the troubled energy sectors.
Healthy fundamental credit factors and favorable market technical factors also contributed positively to the performance of the leveraged loan market during the period. Beyond increasing stress in the Retailers sector, credit fundamentals were reasonably sound during the reporting period as leveraged corporate issuers benefited from favorable balance sheet, liquidity and fixed charge coverage profiles. The leveraged loan default rate continued to track below historical averages for the market. Persistent cash inflows into leveraged loan mutual funds coupled with yield-seeking demand from non-traditional sources contributed to the positive technical picture for the market. Despite favorable conditions, returns in the leveraged loan market were tempered somewhat in the second half of the reporting period by a surge in borrower refinancing activity which often reduces the contractual yield spread borne by the corporate debt issuer.
The combination of the macroeconomic, fundamental and technical factors led to a contraction in the credit risk spread between the CSLLI and 3-month London Interbank Offered Rate (LIBOR)2 (as measured by a 3-year discount margin) from 581 basis points on June 30, 2016, to 442 basis points on June 30, 2017. Amidst the early stages of the Fed tightening cycle, 90-day LIBOR, a commonly used benchmark rate for floating rate assets, moved higher from 0.65 percent on June 30, 2016, to 1.30 percent on June 30, 2017.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Annual Shareholder Report

Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified over industry sectors and issuers and was comprised of floating-rate bank loans, a bank loan exchange-traded fund and cash. The Fund's performance was helped by its overweight to the outperforming lowest quality tier of the market which includes loan issuances rated “CCC+” and “Caa1” and below by Standard and Poor's and Moody's Investor Service, respectively. The Fund's underweight to the highest quality tier of the market also benefited performance relative to its CSLLI benchmark as loan issuances rated “BB-“ and “Ba3” and above by Standard and Poor's and Moody's Investor Service, respectively, produced lower returns than lower quality tiers of the market. Portfolio underweight positioning to the strong performing Metals and Minerals sector detracted from performance relative to the CSLLI. In addition, a relatively higher quality bias in the Energy and Gaming/Leisure sectors also detracted from performance relative to the CSLLI. Specific loans held by the Fund that were substantial underperformers included: Del Monte Foods, a packaged foods producer; Academy Ltd., a sporting goods retailer; and Petco Animal Supplies, a specialty retailer. Notable outperformers in the portfolio incuded: Clear Channel, a media and entertainment company; Fieldwood Energy, an oil and gas exploration and production company; and Carestream, a healthcare imaging equipment producer.
1	Please see the footnotes to the line graph below for definitions of, and further information about the CSLLI.
2	LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bank Loan Core Fund from September 27, 2010 (start of performance) to June 30, 2017, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2017

Average Annual Total Returns for the Period Ended 6/30/2017
	1 Year	5 Years	Start of Performance*
Fund	7.31%	4.92%	5.02%
CSLLI	7.49%	4.83%	5.21%
*	The Fund's start of performance date was September 27, 2010.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	2
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2017, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	19.6%
Health Care	16.3%
Media Entertainment	5.2%
Packaging	4.8%
Gaming	3.9%
Financial Institutions	3.7%
Consumer Cyclical Services	3.6%
Other[2]	40.9%
Other Security Types[3]	4.3%
Cash Equivalents[4]	6.2%
Other Assets and Liabilities—Net[5]	(8.5)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of an exchange-traded fund.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
June 30, 2017
Principal Amount or Shares		Value
	FLOATING RATE LOANS—98.0%
	Aerospace/Defense—1.8%
$2,554,412	Engility Corp., Term Loan - 1st Lien, 4.98%, 8/12/2023	$2,585,882
6,942,406	TransDigm, Inc., Term Loan - 1st Lien, 4.23%, 6/09/2023	6,939,247
3,824,265	TransDigm, Inc., Term Loan - 1st Lien, 4.23%/4.30%, 5/14/2022	3,823,558
970,000	TransDigm, Inc., Term Loan - 1st Lien, 4.23%/4.30%, 6/04/2021	970,670
	TOTAL	14,319,357
	Automotive—1.7%
530,712	Allison Transmission, Inc., Term Loan - 1st Lien, 3.22%, 9/23/2022	533,891
2,970,000	American Axle & Manufacturing, Inc., Term Loan - 1st Lien, 3.47%, 4/06/2024	2,944,904
3,490,115	Gates Global LLC, Term Loan - 1st Lien, 4.55%, 4/01/2024	3,494,286
4,421,250	TI Group Auto Systems LLC, Term Loan - 1st Lien, 3.98%, 6/30/2022	4,424,013
2,387,969	Tower Automotive Holdings, Term Loan - 1st Lien, 3.88%, 3/07/2024	2,386,476
	TOTAL	13,783,570
	Building Materials—1.1%
1,995,000	Abc Supply Co., Inc., Term Loan - 1st Lien, 3.73%, 10/31/2023	2,002,362
1,965,000	Beacon Roofing Supply, Inc., Term Loan - 1st Lien, 3.96%/6.00%, 10/01/2022	1,977,900
1,985,000	HD Supply, Inc., Term Loan - 1st Lien, 3.90%, 10/17/2023	1,998,647
1,888,902	HD Supply, Inc., Term Loan - 1st Lien, 4.05%, 8/13/2021	1,895,097
1,180,323	Ply Gem Industries, Inc., Term Loan - 1st Lien, 4.30%, 2/01/2021	1,188,066
	TOTAL	9,062,072
	Cable Satellite—3.0%
3,000,000	Altice Financing SA, Term Loan - 1st Lien, 3.91%, 7/15/2025	2,994,840
6,394,581	Altice US Finance I Corp., Term Loan - 1st Lien, 3.47%, 7/28/2025	6,349,275
1,968,750	CSC Holdings LLC, Term Loan - 1st Lien, 3.46%, 7/17/2025	1,957,676
1,895,696	Charter Communications Operating LLC, Term Loan - 1st Lien, 3.23%, 7/01/2020	1,903,402
987,500	Charter Communications Operating LLC, Term Loan - 1st Lien, 3.48%, 1/15/2024	992,022
2,420,407	Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 4.00%, 6/30/2019	2,403,392
4,000,000	Unitymedia Finance LLC, Term Loan - 1st Lien, 3.55%, 9/30/2025	3,988,580
3,500,000	Virgin Media Bristol LLC, Term Loan - 1st Lien, 3.91%, 1/31/2025	3,505,250
	TOTAL	24,094,437
	Chemicals—2.7%
4,000,000	Alpha 3 BV, Term Loan - 1st Lien, 4.30%, 1/31/2024	4,014,380
3,000,000	Axalta Coating Systems US Holdings, Inc., Term Loan - 1st Lien, 3.30%, 6/01/2024	3,012,660
3,965,037	Huntsman International LLC, Term Loan - 1st Lien, 4.12%, 4/01/2023	3,988,332
734,286	MacDermid, Inc., Term Loan - 1st Lien, 4.23%, 6/07/2023	736,488
2,323,239	MacDermid, Inc., Term Loan - 1st Lien, 4.73%, 6/07/2020	2,334,367
4,426,921	Oxea SARL, Term Loan - 1st Lien, 4.48%, 1/15/2020	4,379,885
1,985,000	PQ Corp., Term Loan - 1st Lien, 5.48%, 11/04/2022	2,008,820
992,500	Versum Materials, Inc., Term Loan - 1st Lien, 3.80%, 9/29/2023	1,002,738
	TOTAL	21,477,670
	Consumer Cyclical Services—3.6%
3,500,000	Constellis Holdings LLC, Term Loan - 1st Lien, 6.30%, 4/21/2024	3,465,000
3,000,000	Constellis Holdings LLC, Term Loan - 2nd Lien, 10.30%, 4/21/2025	2,966,250
3,425,853	Garda World Security Corp., Term Loan - 1st Lien, 5.23%, 5/24/2024	3,453,688
3,880,062	Hearthside Group Holdings LLC, Term Loan - 1st Lien, 4.23%, 6/02/2021	3,902,683
1,555,556	KAR Auction Services, Inc., Term Loan - 1st Lien, 3.81%, 3/09/2023	1,568,684
2,507,692	Manitowoc Foodservice, Inc., Term Loan - 1st Lien, 4.23%, 3/03/2023	2,535,904
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical Services—continued
$3,980,000	ServiceMaster Co. LLC, Term Loan - 1st Lien, 3.73%, 11/08/2023	$4,004,875
3,893,626	USAGM HoldCo LLC, Term Loan - 1st Lien, 5.05%, 7/28/2022	3,910,660
3,000,000	USAGM HoldCo LLC, Term Loan - 2nd Lien, 9.67%, 7/28/2023	3,047,490
	TOTAL	28,855,234
	Consumer Products—2.9%
5,302,662	Freedom Group, Inc., Term Loan - 1st Lien, 5.50%, 4/19/2019	5,017,644
3,179,600	Party City Holdings, Inc., Term Loan - 1st Lien, 4.18%/4.30%, 8/19/2022	3,187,549
1,400,140	Prestige Brands, Inc., Term Loan - 1st Lien, 3.98%, 1/26/2024	1,408,310
2,992,500	Serta Simmons Bedding LLC, Term Loan - 1st Lien, 4.68%/4.80%, 11/08/2023	2,994,385
5,000,000	Serta Simmons Bedding LLC, Term Loan - 2nd Lien, 9.18%, 11/08/2024	5,000,000
4,900,439	SRAM LLC, Term Loan - 1st Lien, 4.58%/6.75%, 3/15/2024	4,924,941
707,572	Water PIK, Inc., Term Loan - 2nd Lien, 10.05%, 1/08/2021	711,110
	TOTAL	23,243,939
	Diversified Manufacturing—1.9%
3,865,820	Dynacast International LLC, Term Loan - 1st Lien, 4.55%, 1/28/2022	3,886,367
2,000,000	Dynacast International LLC, Term Loan - 2nd Lien, 9.80%, 1/30/2023	2,010,000
1,257,500	Entegris, Inc., Term Loan - 1st Lien, 3.98%, 4/30/2021	1,268,503
5,798,600	Gardner Denver, Inc., Term Loan - 1st Lien, 4.55%, 7/30/2020	5,814,140
1,990,000	Milacron LLC, Term Loan - 1st Lien, 4.23%, 9/28/2023	1,996,846
	TOTAL	14,975,856
	Finance Companies—0.4%
3,000,000	Avolon Holdings Ltd., Term Loan - 1st Lien, 3.96%, 3/20/2022	3,022,995
	Financial Institutions—3.7%
2,992,500	Acrisure LLC, Term Loan - 1st Lien, 6.30%, 11/22/2023	3,026,779
5,947,818	AssuredPartners, Inc., Term Loan - 1st Lien, 4.73%, 10/21/2022	5,957,751
4,000,000	AssuredPartners, Inc., Term Loan - 2nd Lien, 10.23%, 10/20/2023	4,093,320
495,000	Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, 4.55%, 3/01/2021	497,270
2,897,651	Sedgwick, Inc., Term Loan - 1st Lien, 3.98%, 3/01/2021	2,903,591
4,000,000	Sedgwick, Inc., Term Loan - 2nd Lien, 6.95%, 2/28/2022	4,022,520
3,000,000	Sedgwick, Inc., Term Loan - 2nd Lien, 6.98%, 2/28/2022	3,022,500
1,000,000	Virtus Investment Partners, Inc., Term Loan - 1st Lien, 4.95%, 6/01/2024	1,013,750
2,970,000	WEX, Inc., Term Loan - 1st Lien, 4.73%, 7/01/2023	2,989,810
1,945,000	York Risk Services Group, Inc., Term Loan - 1st Lien, 4.98%, 10/01/2021	1,907,072
	TOTAL	29,434,363
	Food & Beverage—3.3%
3,368,032	Amplify Snack Brands, Inc., Term Loan - 1st Lien, 6.57%, 9/02/2023	3,376,453
2,992,500	Aramark Services, Inc., Term Loan - 1st Lien, 3.23%, 3/28/2024	3,015,886
5,897,351	Del Monte Foods, Inc., Term Loan - 1st Lien, 4.43%/6.50%, 2/18/2021	4,803,392
3,000,000	Del Monte Pacific Ltd., Term Loan - 2nd Lien, 8.69%, 8/18/2021	2,064,990
4,378,000	Pinnacle Foods Finance LLC, Term Loan - 1st Lien, 3.23%, 2/02/2024	4,398,161
5,000,000	Post Holdings, Inc., Term Loan - 1st Lien, 3.47%, 5/24/2024	5,011,600
3,851,100	U.S. Foodservice, Inc., Term Loan - 1st Lien, 3.98%, 6/27/2023	3,872,242
	TOTAL	26,542,724
	Gaming—3.9%
1,238,082	Affinity Gaming LLC, Term Loan - 1st Lien, 4.73%, 7/01/2023	1,247,950
3,000,000	Affinity Gaming LLC, Term Loan - 2nd Lien, 9.48%, 1/03/2025	3,033,750
1,475,424	American Casino & Entertainment, Term Loan - 1st Lien, 4.48%, 7/07/2022	1,483,413
1,987,092	Boyd Gaming Corp., Term Loan - 1st Lien, 3.69%, 9/15/2023	1,994,553
4,000,000	Caesars Entertainment Corp., Term Loan - 1st Lien, 3.80%, 4/04/2024	3,992,500
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Gaming—continued
$3,990,000	Eldorado Resorts, Inc., Term Loan - 1st Lien, 3.38%, 4/17/2024	$3,962,569
493,750	MGM Growth Properties, Term Loan - 1st Lien, 3.48%, 4/25/2023	495,202
5,970,000	Mohegan Tribal Gaming Authority, 5.23%, 10/13/2023	6,043,700
997,500	Penn National Gaming, Inc., Term Loan - 1st Lien, 3.73%, 1/19/2024	1,004,273
66,666	Pinnacle Entertainment, Inc., Term Loan - 1st Lien, 4.23%, 4/28/2023	67,114
1,440,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan - 1st Lien, 4.05%, 5/14/2020	1,445,407
2,870,006	Station Casinos LLC, Term Loan - 1st Lien, 3.71%, 6/08/2023	2,869,518
2,887,500	Tropicana Entertainment, Inc., Term Loan - 1st Lien, 4.30%, 11/27/2020	2,901,937
	TOTAL	30,541,886
	Health Care—16.3%
2,955,000	Acadia Healthcare Co., Inc., Term Loan - 1st Lien, 3.98%, 2/16/2023	2,979,379
2,927,595	Air Medical Group Holdings, Inc., Term Loan - 1st Lien, 4.47%, 4/28/2022	2,878,924
3,490,000	Air Medical Group Holdings, Inc., Term Loan - 1st Lien, 5.16%, 4/28/2022	3,481,711
3,312,068	Carestream Health Inc., Term Loan - 1st Lien, 5.25%/5.30%, 6/07/2019	3,298,274
4,811,760	Carestream Health Inc., Term Loan - 2nd Lien, 9.80%, 12/07/2019	4,727,554
4,446,231	CHG Healthcare Services, Inc., Term Loan - 1st Lien, 4.42%, 6/07/2023	4,494,406
273,106	CHS/Community Health Systems, Inc., Term Loan - 1st Lien, 3.94%/3.95%, 12/31/2019	273,001
4,557,660	CHS/Community Health Systems, Inc., Term Loan - 1st Lien, 4.04%/4.23%, 1/27/2021	4,554,333
4,000,000	Endo Luxembourg Finance, Term Loan - 1st Lien, 5.50%, 4/29/2024	4,043,760
7,463,747	Envision Healthcare Corp., Term Loan - 1st Lien, 4.30%, 12/01/2023	7,510,395
7,481,250	Grifols Worldwide Operations USA, Inc., Term Loan - 1st Lien, 3.44%, 1/31/2025	7,498,158
247,505	HCA, Inc., Term Loan - 1st Lien, 3.23%, 3/17/2023	248,446
497,503	HCA, Inc., Term Loan - 1st Lien, 3.48%, 2/15/2024	500,573
3,448,201	Iasis Healthcare LLC, Term Loan - 1st Lien, 5.30%, 2/16/2021	3,469,752
3,486,845	IMS Health, Inc., Term Loan - 1st Lien, 3.17%/3.30%, 3/07/2024	3,509,736
3,000,000	inVentiv Group Holdings, Inc., Term Loan - 1st Lien, 3.55%, 6/26/2024	3,008,445
9,092,219	MPH Acquisition Holdings LLC, Term Loan - 1st Lien, 4.30%, 6/07/2023	9,104,994
2,880,194	National Mentor Holdings, Inc., Term Loan - 1st Lien, 4.30%, 1/31/2021	2,905,396
10,788,856	Ortho-Clinical Diagnostics, Inc., Term Loan - 1st Lien, 5.05%, 6/30/2021	10,746,402
3,960,000	PCI Pharma Services, Term Loan - 1st Lien, 5.15%, 6/30/2023	3,960,000
3,000,000	PCI Pharma Services, Term Loan - 2nd Lien, 9.90%, 7/01/2024	2,970,000
3,960,000	Precyse Acquisition Corp., Term Loan - 1st Lien, 5.73%, 10/20/2022	3,985,997
2,985,000	Press Ganey Holdings, Inc., Term Loan - 1st Lien, 4.48%, 10/21/2023	2,997,134
3,000,000	Press Ganey Holdings, Inc., Term Loan - 2nd Lien, 8.48%, 10/21/2024	3,075,000
2,887,500	Radnet Management, Inc., Term Loan - 1st Lien, 4.41%, 6/30/2023	2,902,529
6,600,000	Radnet Management, Inc., Term Loan - 2nd Lien, 8.29%, 3/25/2021	6,633,000
6,930,075	SteriGenics - Nordion Holdings LLC, Term Loan - 1st Lien, 4.15%, 5/15/2022	6,917,081
4,000,000	Surgery Center Holdings, Inc., Term Loan - 1st Lien, 4.55%, 6/20/2024	4,020,020
6,985,000	Team Health Holdings, Inc., Term Loan - 1st Lien, 3.98%, 2/06/2024	6,938,096
3,000,000	Tecostar Holdings, Inc., Term Loan - 1st Lien, 4.92%, 5/02/2024	3,003,750
2,639,559	Vizient, Inc., Term Loan - 1st Lien, 4.73%, 2/13/2023	2,665,413
	TOTAL	129,301,659
	Independent Energy—2.5%
3,000,000	California Resources Corp., Term Loan - 1st Lien, 11.53%, 12/31/2021	3,180,000
5,000,000	Chesapeake Energy Corp., Term Loan - 1st Lien, 8.69%, 8/23/2021	5,311,250
1,000,000	Fieldwood Energy LLC, Term Loan - 1st Lien, 8.30%, 8/31/2020	943,750
3,350,000	Fieldwood Energy LLC, Term Loan - 1st Lien, 8.42%, 9/30/2020	2,680,000
891,882	Fieldwood Energy, Term Loan - 1st Lien, 4.17%, 9/28/2018	858,993
2,396,305	Fieldwood Energy, Term Loan - 2nd Lien, 8.42%, 9/30/2020	1,347,922
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Independent Energy—continued
$5,500,000	Ultra Resources, Inc., Term Loan - 1st Lien, 4.12%, 4/12/2024	$5,486,250
	TOTAL	19,808,165
	Industrial - Other—2.4%
6,363,754	Filtration Group, Inc., Term Loan - 1st Lien, 4.48%, 11/21/2020	6,387,618
2,000,000	Filtration Group, Inc., Term Loan - 1st Lien, 4.48%, 11/21/2020	2,007,500
3,000,000	Greenrock Finance, Inc., Term Loan - 1st Lien, 4.80%, 6/05/2024	3,033,840
4,599,833	Hillman Group, Inc., Term Loan - 1st Lien, 4.80%, 6/30/2021	4,634,355
3,000,000	Unifrax I LLC, Term Loan - 1st Lien, 5.05%, 4/04/2024	3,023,745
	TOTAL	19,087,058
	Insurance - P&C—2.4%
6,819,207	Hub International Ltd., Term Loan - 1st Lien, 4.42%, 10/02/2020	6,846,347
6,985,000	NFP Corp., Term Loan - 1st Lien, 4.80%, 1/08/2024	7,012,276
5,000,000	USI, Inc./NY, Term Loan - 1st Lien, 4.18%, 5/16/2024	4,975,000
	TOTAL	18,833,623
	Leisure—1.8%
1,995,000	AMC Entertainment Holdings, Inc., Term Loan - 1st Lien, 3.47%, 12/15/2023	2,001,733
980,000	Cedar Fair LP, Term Loan - 1st Lien, 3.48%, 4/13/2024	987,962
3,272,059	Hawk Merger Sub, Inc., Term Loan - 1st Lien, 4.55%, 6/29/2024	3,255,699
1,727,941	Hawk Merger Sub, Inc., Term Loan - 1st Lien, 4.55%, 6/29/2024	1,719,301
4,500,000	Hoya Midco LLC, Term Loan - 1st Lien, 5.30%, 6/27/2024	4,516,875
992,512	Live Nation Entertainment, Inc., Term Loan - 1st Lien, 3.50%, 10/31/2023	997,788
493,772	Regal Cinemas Corp., Term Loan - 1st Lien, 3.23%, 4/01/2022	495,278
	TOTAL	13,974,636
	Lodging—2.4%
7,000,000	Belmond Interfin Ltd., Term Loan - 1st Lien, 4.05%, 7/03/2024	7,008,750
2,985,000	Four Seasons Holdings, Inc., Term Loan - 1st Lien, 3.73%, 11/30/2023	3,009,253
2,162,128	Hilton Worldwide Finance LLC, Term Loan - 1st Lien, 3.22%, 10/25/2023	2,170,842
2,752,858	Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, 4.73%, 12/09/2020	2,761,461
3,990,000	RHP Hotel Properties LP, Term Loan - 1st Lien, 3.44%, 5/11/2024	4,007,476
	TOTAL	18,957,782
	Media Entertainment—5.2%
1,650,000	CBS Outdoor Americas Capital LLC / Corp., Term Loan - 1st Lien, 3.46%, 3/18/2024	1,658,506
1,350,991	CBS Radio, Inc., Term Loan - 1st Lien, 4.72%, 10/17/2023	1,356,057
7,000,000	Emerald Expo Holdings, Inc., Term Loan - 1st Lien, 4.30%, 5/22/2024	7,064,155
1,908,333	Entercom Radio LLC, Term Loan - 1st Lien, 4.58%/6.75%, 11/01/2023	1,920,260
3,586,773	Entravision, Term Loan - 1st Lien, 3.80%, 5/31/2020	3,591,257
1,321,875	Lions Gate Entertainment Corp., Term Loan - 1st Lien, 4.23%, 12/08/2023	1,331,789
1,093,750	Match Group, Inc., Term Loan - 1st Lien, 4.37%, 11/16/2022	1,099,219
1,980,000	McGraw Hill Global Education Holdings LLC, Term Loan - 1st Lien, 5.23%, 5/04/2022	1,951,686
168,727	Mission Broadcasting, Inc., Term Loan - 1st Lien, 4.24%/7.25%, 1/17/2024	169,300
4,850,405	NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 4.48%, 1/22/2020	4,862,531
3,000,000	NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 4.48%, 7/21/2022	3,007,500
3,500,000	NEP/NCP Holdco, Inc., Term Loan - 2nd Lien, 10.04%, 7/22/2020	3,524,062
1,707,636	Nexstar Broadcasting, Inc., Term Loan - 1st Lien, 4.24%, 1/17/2024	1,713,434
995,000	Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, 3.10%, 10/04/2023	997,602
2,147,160	SGS International LLC, Term Loan - 1st Lien, 4.48%/4.55%, 10/17/2019	2,157,895
792,307	Tribune Media Co., Term Loan - 1st Lien, 4.23%, 1/27/2024	796,170
63,569	Tribune Media Co., Term Loan - 1st Lien, 4.23%, 12/27/2020	63,887
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Media Entertainment—continued
$3,990,000	Urban One, Inc., Term Loan - 1st Lien, 5.30%, 4/18/2023	$3,950,100
	TOTAL	41,215,410
	Metals & Mining—0.5%
3,990,000	Peabody Energy Corp., Term Loan - 1st Lien, 5.73%, 3/31/2022	3,989,501
	Midstream—1.9%
1,715,139	EMG Utica LLC, Term Loan - 1st Lien, 5.05%/5.20%, 3/27/2020	1,719,968
5,483,824	Energy Transfer Equity LP, Term Loan - 1st Lien, 3.83%, 2/02/2024	5,466,028
4,908,371	Gulf Finance LLC, Term Loan - 1st Lien, 6.55%, 8/25/2023	4,601,598
3,500,000	Summit Midstream Holdings LLC, Term Loan - 1st Lien, 7.23%, 5/13/2022	3,548,125
	TOTAL	15,335,719
	Packaging—4.8%
995,000	Anchor Glass Container Corp., Term Loan - 1st Lien, 4.34%/4.48%, 12/07/2023	1,001,662
500,000	Anchor Glass Container Corp., Term Loan - 2nd Lien, 8.81%, 12/07/2024	510,000
12,000,000	BWay Corp., Term Loan - 1st Lien, 4.33%, 4/03/2024	12,013,920
2,043,826	Berry Global Group, Inc., Term Loan - 1st Lien, 3.37%, 2/08/2020	2,047,085
997,500	Berry Global Group, Inc., Term Loan - 1st Lien, 3.62%, 1/19/2024	998,677
1,500,000	Charter Nex US, Inc., Term Loan - 1st Lien, 4.48%, 5/17/2024	1,502,580
1,000,000	Consolidated Container Co. LLC, Term Loan - 1st Lien, 4.73%, 5/22/2024	1,006,460
1,500,000	Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.55%, 12/29/2023	1,505,940
1,990,000	Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.08%/5.15%, 10/19/2023	2,007,412
1,000,000	Fortress Merger Sub., Inc., Term Loan - 2nd Lien, 9.65%, 10/19/2024	992,500
4,132,612	Reynolds Group Holdings, Inc., Term Loan - 1st Lien, 4.23%, 2/05/2023	4,142,489
3,365,730	SIG Combibloc, Term Loan - 1st Lien, 4.23%, 3/13/2022	3,393,716
4,090,983	Signode Industrial Group, Term Loan - 1st Lien, 3.98%/4.05%, 5/04/2021	4,101,211
1,647,083	Tekni-Plex, Inc., Term Loan - 1st Lien, 4.73%, 6/01/2022	1,656,867
825,000	Tekni-Plex, Inc., Term Loan - 2nd Lien, 8.98%, 6/01/2023	827,063
	TOTAL	37,707,582
	Pharmaceuticals—1.8%
4,987,500	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, 4.05%, 9/24/2024	4,981,266
6,623,073	Pharmaceutical Product Development, Inc., Term Loan - 1st Lien, 3.98%/4.05%, 8/18/2022	6,633,736
2,409,277	Valeant Pharmaceuticals International, Inc., Term Loan - 1st Lien, 5.83%, 4/01/2022	2,444,790
	TOTAL	14,059,792
	Restaurants—1.1%
7,459,616	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 3.48%/3.55%, 2/16/2024	7,447,979
1,488,769	KFC Holding Co., Term Loan - 1st Lien, 3.21%, 6/16/2023	1,496,399
	TOTAL	8,944,378
	Retailers—2.0%
2,925,000	JC Penney Corp., Inc., Term Loan - 1st Lien, 5.45%, 6/23/2023	2,890,734
1,889,251	Michaels Stores, Inc., Term Loan - 1st Lien, 3.84%/3.98%, 1/30/2023	1,887,012
2,962,500	PETCO Animal Supplies, Inc., Term Loan - 1st Lien, 4.17%, 1/26/2023	2,684,025
1,960,000	PetSmart, Inc., Term Loan - 1st Lien, 4.22%, 3/11/2022	1,829,876
1,500,000	Sally Holdings LLC, Term Loan - 1st Lien, 3.80%, 6/23/2024	1,505,625
2,636,227	Talbots, Inc., Term Loan - 1st Lien, 5.73%, 3/19/2020	2,476,735
2,998,060	Talbots, Inc., Term Loan - 2nd Lien, 9.73%, 3/19/2021	2,593,322
	TOTAL	15,867,329
	Services—1.1%
1,918,902	Acosta Holdco, Inc., Term Loan - 1st Lien, 4.48%, 9/26/2021	1,728,930
1,895,988	Brickman Group Holdings, Inc., Term Loan - 1st Lien, 4.21%/4.22%, 12/18/2020	1,900,282
1,947,022	Brickman Group Holdings, Inc., Term Loan - 2nd Lien, 7.71%, 12/17/2021	1,952,864
Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Services—continued
$2,985,000	USIC Holdings, Inc., Term Loan - 1st Lien, 4.92%, 12/08/2023	$2,999,000
	TOTAL	8,581,076
	Supermarkets—0.1%
498,750	Albertsons LLC, Term Loan - 1st Lien, 4.25%, 6/22/2023	493,937
	Technology—19.6%
5,000,000	Aerial Merger Sub, Inc., Term Loan - 1st Lien, 5.05%, 3/01/2024	5,045,325
4,000,000	Aerial Merger Sub, Inc., Term Loan - 2nd Lien, 9.30%, 6/30/2025	4,060,000
1,000,000	Almonde, Inc., Term Loan - 1st Lien, 4.74%, 6/13/2024	1,001,305
1,500,000	Almonde, Inc., Term Loan - 2nd Lien, 8.46%, 6/13/2025	1,531,740
2,194,792	Applied Systems, Inc., Term Loan - 1st Lien, 4.55%, 1/25/2021	2,212,164
2,992,086	Applied Systems, Inc., Term Loan - 2nd Lien, 7.80%, 1/24/2022	3,028,859
4,095,150	BMC Software, Inc., Term Loan - 1st Lien, 5.23%, 9/10/2022	4,109,503
4,000,000	CCC Information Services, Inc., Term Loan - 1st Lien, 4.23%, 4/27/2024	3,991,000
3,000,000	CCC Information Services, Inc., Term Loan - 2nd Lien, 7.98%, 4/27/2025	3,082,500
1,915,668	CDW LLC, Term Loan - 1st Lien, 3.30%, 8/17/2023	1,926,444
1,754,000	CommScope, Inc., Term Loan - 1st Lien, 3.30%, 12/29/2022	1,763,138
3,890,750	Compuware Corp., Term Loan - 1st Lien, 5.55%, 12/15/2021	3,924,794
3,409,611	Compuware Corp., Term Loan - 2nd Lien, 9.55%, 12/15/2022	3,443,707
1,642,134	DELL International LLC, Term Loan - 1st Lien, 3.73%, 9/07/2023	1,650,000
947,625	Diebold, Inc., Term Loan - 1st Lien, 3.88%, 11/06/2023	953,946
2,446	Epicor Software Corp., Term Loan - 1st Lien, 4.98%, 6/01/2022	2,448
2,949,519	Epicor Software Corp., Term Loan - 1st Lien, 5.23%, 6/01/2022	2,967,954
4,491,017	First Data Corp., Term Loan - 1st Lien, 3.47%, 7/08/2022	4,488,569
2,705,412	First Data Corp., Term Loan - 1st Lien, 3.72%, 4/26/2024	2,708,307
997,500	Gartner, Inc., Term Loan - 1st Lien, 3.23%, 4/05/2024	1,001,864
4,046,810	Hyland Software, Inc., Term Loan - 1st Lien, 4.48%, 7/01/2022	4,077,667
3,000,000	Hyland Software, Inc., Term Loan - 2nd Lien, 8.30%, 5/23/2025	3,054,375
2,115,243	Infor US, Inc., Term Loan - 1st Lien, 4.05%, 2/01/2022	2,104,487
2,906,599	Informatica Corp., Term Loan - 1st Lien, 4.80%, 8/05/2022	2,908,678
3,242,339	Ivanti Software, Inc., Term Loan - 1st Lien, 5.55%, 1/20/2024	3,230,861
2,481,250	JD Power & Associates, Term Loan - 1st Lien, 5.55%, 9/07/2023	2,496,758
1,000,000	JD Power & Associates, Term Loan - 2nd Lien, 9.80%, 9/07/2024	1,012,500
1,990,000	JDA Software Group, Inc., Term Loan - 1st Lien, 4.80%, 10/12/2023	2,005,821
3,000,000	Kemet Corp., Term Loan - 1st Lien, 7.17%, 4/26/2024	3,015,000
4,975,031	Kronos, Inc., Term Loan - 1st Lien, 4.68%, 11/01/2023	5,014,757
3,500,000	Kronos, Inc., Term Loan - 2nd Lien, 9.42%, 11/01/2024	3,642,188
2,000,000	Landesk Software Group, Inc., Term Loan - 2nd Lien, 10.23%, 1/23/2025	2,004,160
995,000	Leidos Innovations Corp., Term Loan - 1st Lien, 3.55%, 8/16/2023	1,001,716
1,485,265	Microsemi Corp., Term Loan - 1st Lien, 3.33%, 1/15/2023	1,489,386
2,207,508	ON Semiconductor Corp., Term Loan - 1st Lien, 3.48%, 3/31/2023	2,212,640
2,416,402	Optiv Security, Inc., Term Loan - 1st Lien, 4.44%, 2/01/2024	2,377,135
4,000,000	Optiv Security, Inc., Term Loan - 2nd Lien, 8.44%, 2/01/2025	3,925,000
3,000,000	Project Leopard Holdings, Inc., Term Loan - 1st Lien, 6.80%, 6/21/2023	3,011,250
5,990,000	Rackspace Hosting, Inc., Term Loan - 1st Lien, 4.17%, 11/03/2023	6,001,681
1,901,251	Renaissance Learning, Inc., Term Loan - 1st Lien, 5.05%, 4/09/2021	1,911,052
4,411,444	Renaissance Learning, Inc., Term Loan - 2nd Lien, 8.30%, 4/11/2022	4,413,274
5,922,376	Riverbed Technology, Inc., Term Loan - 1st Lien, 4.48%, 4/24/2022	5,845,385
3,970,000	Rocket Software, Inc., Term Loan - 1st Lien, 5.55%, 10/14/2023	4,012,181
1,500,000	Rocket Software, Inc., Term Loan - 2nd Lien, 10.80%, 10/14/2024	1,506,248
Annual Shareholder Report

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Technology—continued
$816,882		Sabre GLBL, Inc., Term Loan - 1st Lien, 3.98%, 2/22/2024	$823,225
4,944,962		Solera Holdings, Inc., Term Loan - 1st Lien, 4.48%, 3/03/2023	4,967,536
2,903,897		Sophia LP, Term Loan - 1st Lien, 4.55%, 9/30/2022	2,900,267
78,117		SS&C European Holdings SARL, Term Loan - 1st Lien, 3.48%, 7/08/2022	78,532
1,287,892		SS&C Technologies, Inc., Term Loan - 1st Lien, 3.48%, 7/08/2022	1,294,738
5,000,000		Tempo Acquisition LLC, Term Loan - 1st Lien, 4.06%, 5/01/2024	5,017,575
5,406,202		Tibco Software, Inc., Term Loan - 1st Lien, 5.73%, 12/04/2020	5,442,883
4,820,373		Transunion LLC, Term Loan - 1st Lien, 3.73%, 4/09/2023	4,857,803
3,147,073		VF Holding Corp., Term Loan - 1st Lien, 4.55%, 6/30/2023	3,150,015
2,168,424		Wall Street Systems Delaware, Inc., Term Loan - 1st Lien, 4.73%/4.80%, 8/26/2023	2,184,015
		TOTAL	155,884,356
		Utility - Electric—1.1%
5,775,091		Calpine Construction Finance Co., Term Loan - 1st Lien, 3.73%, 1/31/2022	5,758,256
995,000		Dayton Power & Light Co., Term Loan - 1st Lien, 4.48%, 8/24/2022	1,011,169
1,990,000		Vistra Operations Co. LLC, Term Loan - 1st Lien, 4.46%/4.49% 12/14/2023	1,992,368
		TOTAL	8,761,793
		Wireless Communications—1.0%
7,980,000		Sprint Communications, Inc., Term Loan - 1st Lien, 3.75%, 2/02/2024	7,990,813
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $776,113,159)	778,148,712
		EXCHANGE-TRADED FUND—4.3%
1,475,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $33,669,730)	34,131,500
		INVESTMENT COMPANY—6.2%
49,349,333	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[2] (IDENTIFIED COST $49,352,887)	49,359,202
		TOTAL INVESTMENTS—108.5% (IDENTIFIED COST $859,135,776)[3]	861,639,414
		OTHER ASSETS AND LIABILITIES - NET—(8.5)% [4]	(67,769,031)
		TOTAL NET ASSETS—100%	$793,870,383
1	Affiliated holding.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $858,860,423.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$778,148,712	$—	$778,148,712
Exchange-Traded Fund	34,131,500	—	—	34,131,500
Investment Company	49,359,202	—	—	49,359,202
TOTAL SECURITIES	$83,490,702	$778,148,712	$—	$861,639,414
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Years Ended June 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.90	$10.12	$10.22	$10.18	$10.06
Income From Investment Operations:
Net investment income	0.49	0.49	0.46	0.43	0.47
Net realized and unrealized gain (loss) on investments	0.22	(0.22)	(0.10)	0.07	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.27	0.36	0.50	0.59
Less Distributions:
Distributions from net investment income	(0.49)	(0.49)	(0.46)	(0.44)	(0.47)
Distributions from net realized gain on investments	—	—	—	(0.02)	—
TOTAL DISTRIBUTIONS	(0.49)	(0.49)	(0.46)	(0.46)	(0.47)
Net Asset Value, End of Period	$10.12	$9.90	$10.12	$10.22	$10.18
Total Return[1]	7.31%	2.76%	3.62%	4.99%	5.99%
Ratios to Average Net Assets:
Net expenses	0.08%	0.09%	0.09%	0.10%	0.15%
Net investment income	4.90%	5.02%	4.60%	4.27%	4.63%
Expense waiver/reimbursement[2]	0.00%[3]	—	—	—	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$793,870	$589,045	$577,804	$576,486	$272,832
Portfolio turnover	39%	41%	52%	19%	57%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
3	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2017
Assets:
Total investment in securities, at value including $49,359,202 of investment in an affiliated holding (Note 5) (identified cost $859,135,776)		$861,639,414
Cash		174,660
Income receivable		3,617,800
Receivable for investments sold		1,929,646
TOTAL ASSETS		867,361,520
Liabilities:
Payable for investments purchased	$71,231,983
Income distribution payable	2,033,002
Payable for Directors'/Trustees' fees (Note 5)	162
Accrued expenses (Note 5)	225,990
TOTAL LIABILITIES		73,491,137
Net assets for 78,450,727 shares outstanding		$793,870,383
Net Assets Consist of:
Paid-in capital		$798,060,165
Net unrealized appreciation of investments		2,503,638
Accumulated net realized loss on investments		(6,279,451)
Distributions in excess of net investment income		(413,969)
TOTAL NET ASSETS		$793,870,383
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$793,870,383 ÷ 78,450,727 shares outstanding, no par value, unlimited shares authorized		$10.12
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2017
Investment Income:
Interest		$33,151,260
Dividends (including $377,432 received from an affiliated holding (Note 5))		1,567,611
TOTAL INCOME		34,718,871
Expenses:
Custodian fees	$20,253
Transfer agent fee	53,231
Directors'/Trustees' fees (Note 5)	7,399
Auditing fees	34,800
Legal fees	9,674
Portfolio accounting fees	387,561
Share registration costs	349
Printing and postage	15,556
Miscellaneous (Note 5)	20,360
TOTAL EXPENSES	549,183
Reimbursement of other operating expenses (Note 2)	(14,512)
Net expenses		534,671
Net investment income		34,184,200
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized gain of $9,553 on sales of investments in an affiliated holding (Note 5))		(1,266,582)
Net change in unrealized appreciation of investments		13,874,737
Net realized and unrealized gain on investments		12,608,155
Change in net assets resulting from operations		$46,792,355
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended June 30	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,184,200	$28,849,073
Net realized loss on investments	(1,266,582)	(3,804,849)
Net change in unrealized appreciation/depreciation of investments	13,874,737	(9,495,075)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,792,355	15,549,149
Distributions to Shareholders:
Distributions from net investment income	(33,920,125)	(28,282,829)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,920,125)	(28,282,829)
Share Transactions:
Proceeds from sale of shares	208,736,231	80,249,040
Net asset value of shares issued to shareholders in payment of distributions declared	12,917,703	9,861,961
Cost of shares redeemed	(29,701,002)	(66,136,031)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	191,952,932	23,974,970
Change in net assets	204,825,162	11,241,290
Net Assets:
Beginning of period	589,045,221	577,803,931
End of period (including undistributed (distributions in excess of) net investment income of $(413,969) and $150,236, respectively)	$793,870,383	$589,045,221
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
June 30, 2017
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. For the year ended June 30, 2017, the portfolio accountant reimbursed $14,512 of their fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended June 30	2017	2016
Shares sold	20,603,018	8,168,501
Shares issued to shareholders in payment of distributions declared	1,275,578	1,000,194
Shares redeemed	(2,934,581)	(6,782,891)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	18,944,015	2,385,804
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended June 30, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(828,280)	$828,280
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$33,920,125	$28,282,829
As of June 30, 2017, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(363,787)
Net unrealized appreciation	$2,778,991
Capital loss carryforwards	$(6,604,986)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
At June 30, 2017, the cost of investments for federal tax purposes was $858,860,423. The net unrealized appreciation of investments for federal tax purposes was $2,778,991. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,994,939 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,215,948.
At June 30, 2017, the Fund had a capital loss carryforward of $6,604,986 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$809,561	$5,795,425	$6,604,986
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended June 30, 2017, were as follows:
	Balance of Shares Held 6/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	20,494,456	379,417,153	(350,562,276)	49,349,333	$49,359,202	$377,432
Affiliated Shares of Beneficial Interest
As of June 30, 2017, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2017, were as follows:
Purchases	$468,933,648
Sales	$263,989,699
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2017, the Fund had no outstanding loans. During the year ended June 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2017, there were no outstanding loans. During the year ended June 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF FEDERATED CORE TRUSt and shareholders of Federated Bank loan Core fund:
We have audited the accompanying statement of assets and liabilities of Federated Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of June 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bank Loan Core Fund, a portfolio of Federated Core Trust, at June 30, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
August 23, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,018.80	$0.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.45	$0.35
1	Expenses are equal to the Fund's annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year-period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: December 1997	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1997	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1997	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
B. Anthony Delserone, Jr. Birth Date: July 2, 1960 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception, in August 2010	Principal Occupations: B. Anthony Delserone, Jr., has been the Fund's Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund. Mr. Delserone joined Federated in 1998 and has been a Senior Portfolio Manager since 2002. In 1999, Mr. Delserone was a Portfolio Manager and a Vice President of the Fund's Adviser. From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.
Mark E. Durbiano Birth Date: September 21, 1959 Vice President Officer since: November 1998 Portfolio Manager since: inception, in August 2010	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund Mr Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Bank Loan Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for
Annual Shareholder Report

contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Bank Loan Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $137,600

Fiscal year ended 2016 - $96,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and 0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $7,440 and $4,511 respectively. Fiscal year ended 2017- Fees for review of Federal and state taxes. Fiscal year ended 2016- Fees for review of Federal and state taxes.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $34,934 and $32,464 respectively. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2016- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $258,074

Fiscal year ended 2016 - $77,966

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2017